Segmented Information and Economic Dependence (Tables)	3 Months Ended
Jul. 31, 2026
Disclosure of operating segments [abstract]
Summary of Geographical Segments

The Company’s revenues are allocated to geographic regions for the three months ended July 31, 2026, and 2025 as follows:

	Three months ended July 31,
(in thousands)	2026 $	2025 $
United States of America	2,554	2,449
Europe	174	520
Canada	120	174
Australia	—	18
Other	986	—
	3,834	3,161

The Company’s non-current assets are allocated to geographic regions as of July 31, 2026, and April 30, 2026 as follows:

	July 31, 2026 $	April 30, 2026 $
North America - Corporate	89	82
North America	4,711	4,741
Belgium	309	333
Netherlands	—	—
	5,109	5,156

Geographic segmentation of the Company’s net income (loss) for the three months ended July 31, 2026, and 2025 is as follows:

	Three months ended July 31,
(in thousands)	2026 $	2025 $
North America - Corporate	(268)	(2,810)
North America	376	307
Belgium	(3,223)	(1,781)
Netherlands	(2,970)	1,325
	(6,085)	(2,959)

Geographic segmentation of the interest and accretion, and amortization and depreciation for the three months ended July 31, 2026, and 2025 is as follows:

	Three months ended July 31,
Interest and accretion (in thousands)	2026 $	2025 $
North America - Corporate	—	—
North America	55	59
Belgium	—	—
Netherlands	—	—
	55	59

	Three months ended July 31,
Amortization and depreciation (in thousands)	2026 $	2025 $
North America - Corporate	—	1
North America	172	181
Belgium	91	19
Netherlands	3	—
	266	201

Summary of Revenues Allocated According to Revenue Types

The Company’s revenues are allocated according to revenue types for the three months ended July 31, 2026, and 2025 as follows:

	Three months ended July 31,
(in thousands)	2026 $	2025 $
Project revenue	3,831	3,126
Product sales revenue	1	2
Cryostorage revenue	2	33
	3,834	3,161